Commitments and Contingent Liabilities (Details 1) - Operating Lease Agreements [Member] - Motor Vehicles [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Summary of minimum future payments under operating lease
2019	$ 220
2020	94
2021	23
Total minimum future payments	$ 337